Loans and financing	12 Months Ended
Dec. 31, 2017
Loans and financing
Loans and financing

17. Loans and financing

	December 31,
	2017	2016

Loans	3,287.4	2,848.3
Debentures	202.5	1,186.2

	3,489.9	4,034.5

Non-current	2,921.7	3,049.3

Current	568.2	985.2

Interest-bearing loans, financing and debentures are measured at amortized cost, using the effective interest rate method.

17.1.Loans

	Guarantees	Interest		Final maturity	December 31, 2017	December 31, 2016

Denominated in foreign currency - US$
Purchase of aircraft	Chattel mortgage	LIBOR plus “spread” of 2.55% to 4.00% p.a.		03/2025	124.4	518.8

Finance lease	Chattel mortgage	LIBOR plus spread of 2.05% to 5.50% p.a.		12/2027	1,108.3	1,250.7

Working capital (*) (**) (a)	Receivables of Azul and cash collateral	LIBOR plus fixed interest of 2.39% to 5.86% p.a. and fixed to 5.90%p.a		04/2024	1,377.1	351.2

FINIMP	Letter of Credit	5.4% p.a	.	11/2017	—	23.0

Denominated in local currency - R$
Purchase of aircraft (FINEM, FINAME) (*)	Investments and chattel mortgage of aircraft	Fixed of 3.50% to 6.50% p.a.		05/2025	258.4	372.5

Working capital	Receivables of Azul	5.0% fixed p.a to 126% of CDI		07/2021	412.1	320.0

Finance lease	Chattel mortgage	CDI plus fixed spread of 3.87% p.a.		04/2019	7.1	12.1

Total in R$					3,287.4	2,848.3

Current position					405.6	740.7

Non-current position					2,881.8	2,107.6

(*)     Includes the effect of fair value hedge, a gain of R$4.7 (December 31, 2016 — loss of R$13.2).

(**)    As of December 31, 2017, US dollar denominated working capital loans totaling R$1,383.7 were swapped to Brazilian Reais, resulting in an effective total debt denominated in foreign currency of R$1,226.1 (equivalent 35.1%) and a total in R$ of R$2,263.8 (equivalent 64.9%).

(***)  FINIMP is a credit operation to import finance. FINEM, FINAME are a special credit line from BNDES (the Brazilian development bank).

a)Senior notes

The Company offered US$400 million in unsecured senior notes. The senior notes were issued with interest rate of 5.875% per year and will mature on October 26, 2024, unless earlier redeemed in accordance with the terms of the notes. Interest on the notes will be payable semi-annually in arrears on April 26 and October 26 of each year, beginning on April 26, 2018.

On December 14, 2017, the Company entered into derivative transactions with banks counterparties to swap the senior notes. More details see note 21.

The details of this transaction is following:

	Senior notes	Swap

Currency	US$	R$
Amount	US$400 million	R$1,314.6
Interest	Fixed	Floating
Interest rate	5.875%	99.1% of CDI

b)Long term loans mature as follows:

	December 31,
	2017	2016

2018	—	629.6
2019	292.7	337.7
2020	434.7	330.9
2021	367.2	263.8
After 2021	1,787.2	545.6

	2,881.8	2,107.6

c)The following assets serve as guarantees to secure the financing agreements

	December 31,
	2017	2016
Property and equipment (carrying value)
used as collateral (Note 14)	2,357.0	2,626.4

17.2.             Debentures

				December 31,
	Guarantees	Interest	Final maturity	2017	2016

Fifth issue (*)	Credit cards receivable	127% of CDI p.a.	09/2019	—	1,038.3
Seventh issue (*)	Credit cards receivable	CDI + 2,85% p.a.	12/2018	—	147.9
Eight issue	Credit cards receivable	CDI + 1.50% p.a.	01/2019	202.5	—

Total				202.5	1,186.2

Current position				162.6	244.5

Non-current position				39.9	941.7

(*) In the last quarter of 2017, the Company early redeemed the remaining balance of the fifth and seventh issue for an amount of R$973.5.

Long term debentures mature as follows:

	December 31,
	2017	2016

2018	—	470.4
2019	39.9	471.3

	39.9	941.7

17.3.Finance leases

Future minimum lease payments under finance leases together (included in loans) with the present value of minimum lease payments are as follows:

	December 31,
	2017	2016

2017	—	222.3
2018	219.9	199.9
2019	206.1	198.8
2020	212.6	205.3
2021	159.0	152.6
After 2021	360.2	331.8

Total minimum lease payments	1,157.8	1,310.7
Less finance charges	(42.4)	(47.9)

Present value of minimum lease payments	1,115.4	1,262.8

Less short-term portion	211.9	214.2

Long-term portion	903.5	1,048.6

Lease agreements under which the Company has substantially all the risks and rewards of ownership, were classified as finance leases. Finance leases were capitalized on lease inception at present value of the minimum lease payments.

Some finance leases were designated as hedged objects in an effective cash flow hedging relationship. The Company used interest rate swaps to convert the floating US Libor rate to a fixed rate exposure, protecting the volatilities of its future cash flow. The interest rate swaps have the same maturity and common terms as the finance leases that they are hedging. See note 21 for more details.

17.4Covenants

As of December 31, 2017 the Company had an outstanding balance of R$497,4 in “loans and financing” subject to financial covenants related to leverage and debt coverage ratios. Both covenants are measured annually.

Covenants relate to	Ratios measured

8th issuance of debentures	(i) adjusted debt coverage ratio (ICSD) equal or higher to 1.2; and (ii) leverage ratio equal or lower than 5.5.
6th issuance of Promissory Notes Aircraft financing

As of December 31, 2017 the Company was in compliance with all the covenants related to financial transactions.